Redeemable noncontrolling interests (Tables)	12 Months Ended
Mar. 31, 2016
Analysis of Changes in Redeemable Noncontrolling Interests

An analysis of the changes for the fiscal years ended March 31, 2015 and 2016 in Redeemable noncontrolling interests is as follows:

	2015	2016
	Millions of yen
Balance at beginning of year	¥25,912	¥28,272
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	—	(419)
Balance at beginning of year (as adjusted)	25,912	27,853
Acquisition of new subsidiaries (Note 24)	—	11,728
Comprehensive income (loss)
Net income	1,090	1,393
Other comprehensive income (loss)
Unrealized gain (loss) on securities	—	(1)
Foreign currency translation adjustments	1,235	(947)
Cash dividends	—	4
Transactions with noncontrolling interests	35	5,067

Balance at end of year	¥28,272	¥45,097